Schedule of Investments (unaudited) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(b) — 1.9%
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.79%, 10/15/29(a)	USD	325	$286,937
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 6.41%, 07/20/34(a)		250	241,940
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 11.07%, 04/25/34(a)		250	228,049
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 11.32%, 10/25/34(a)		250	231,546
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 8.04%, 07/15/31(a)		250	221,423
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 8.00%, 01/19/35(a)		500	451,748
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 8.22%, 06/15/31(a)		500	472,486
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 6.00%, 10/22/30(a)		241	237,948
Carlyle U.S. CLO Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.80%), 6.61%, 01/20/31(a)		500	488,157
CarVal CLO VC Ltd.(a)
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 8.04%, 10/15/34		250	233,116
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 11.54%, 10/15/34		250	220,091
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 7.41%, 04/20/31(a)		250	225,165
Cedar Funding XIV CLO Ltd.(a)
Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 6.39%, 07/15/33		500	482,172
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 11.13%, 07/15/33		250	223,429
CIFC Funding Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 8.34%, 07/16/30(a)		500	459,458
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 6.26%, 10/20/33(a)		250	248,358
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.61%, 04/20/34(a)		750	711,293
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 04/15/33(a)		500	486,179
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34(a)		1,000	750,937
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 8.32%, 01/22/35(a)		750	684,263
GoldenTree Loan Management U.S. CLO 1 Ltd.(a)
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 10.16%, 10/20/34		1,500	1,349,288
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 12.56%, 10/20/34		1,000	917,122
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 9.56%, 01/20/33		750	623,278
Goldentree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class BR, (3 mo. LIBOR US + 1.55%), 6.36%, 10/20/32(a)		250	242,459
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 11.51%, 07/20/34(a)		250	220,878
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 11.37%, 07/20/34(a)		250	222,767

Security		Par (000)	Value

Cayman Islands (continued)
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)	USD	375	$322,218
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. Term SOFR + 6.85%), 11.48%, 07/15/35(a)		250	215,551
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 11.05%, 10/19/34(a)		500	474,634
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 10.49%, 10/18/30(a)		250	225,317
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 8.17%, 04/25/32(a)		250	240,820
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3 mo. LIBOR US + 1.65%), 6.44%, 07/17/34(a)		500	481,393
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 8.47%, 01/22/35(a)		250	229,589
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,345	1,158,041
Series 2019-1A, Class D, 7.14%, 03/20/43		2,058	1,754,472
Myers Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 10.31%, 10/20/30(a)		250	207,394
Neuberger Berman CLO XIV Ltd., Series 14A, Class AR2, (3 mo. LIBOR US + 1.03%), 5.83%, 01/28/30(a)		240	237,543
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 01/20/36(a)		250	241,687
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 7.84%, 07/15/34(a)		1,500	1,367,438
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 6.52%, 10/25/34(a)		250	242,665
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 5.96%, 05/23/31(a)		500	494,766
Palmer Square CLO Ltd.(a)
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 6.29%, 10/17/31		250	242,954
Series 2020-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 6.46%, 11/15/31		500	487,222
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 12.30%, 10/15/29(a)		500	464,602
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 8.19%, 07/15/34(a)		1,650	1,485,587
Pikes Peak CLO 11, Series 2021-11A, Class A1, (3 mo. Term SOFR + 1.95%), 6.61%, 07/25/34(a)		1,500	1,499,350
Rad CLO 15 Ltd., Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 11.01%, 01/20/34(a)		250	217,855
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 12.40%, 10/15/33(a)		250	234,938
Regatta XXIV Funding Ltd.(a)
Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 7.91%, 01/20/35		250	235,897
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 11.61%, 01/20/35		250	234,610

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 6.13%, 10/20/32(a)	USD	750	$741,649
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 11.01%, 01/20/34(a)		750	651,860
Stratus CLO Ltd.(a)
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 9.81%, 12/29/29		1,250	1,100,296
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	557,500
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 10.56%, 12/28/29		300	272,851
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 10.56%, 12/29/29		250	227,650
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 10.94%, 01/15/34(a)		500	445,981
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 7.86%, 04/26/28(a)		250	249,862
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 7.71%, 01/20/31(a)		250	236,864
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 11.51%, 10/20/32(a)		500	465,627
Trestles CLO V Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 11.16%, 10/20/34(a)		1,000	870,753
Trimaran CAVU Ltd.(a)
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 11.85%, 07/20/32		500	448,917
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 8.07%, 10/25/34		550	497,449
Voya CLO Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 10/17/32(a)		250	243,021
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 11.92%, 10/24/34(a)		250	224,852
Whitebox CLO III Ltd.(a)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 8.14%, 10/15/34		1,000	898,326
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 11.64%, 10/15/34		1,250	1,129,266

			33,419,754

United States(b) — 1.6%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39		3,000	2,768,285
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 6.16%, 04/15/33(a)		500	491,815
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,421	2,099,309
Series 2021-3, Class F, 4.24%, 01/17/41		3,721	3,041,556
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	360,739
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		395	339,832
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,654,825
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/38		2,997	2,479,157
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,448,671
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,015,311
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,727,872

Security		Par (000)	Value

United States (continued)
Progress Residential Trust (continued)
Series 2022-SFR1, Class G, 5.52%, 02/17/41	USD	2,000	$1,669,899
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,475,360
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/30		600	550,572
Series 2021-A, Class D, 5.23%, 12/22/31		800	658,360
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,211,732
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	773,862
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,140,113

			28,907,270

Total Asset-Backed Securities — 3.5% (Cost: $70,272,440)			62,327,024

		Shares

Common Stocks

Canada — 0.2%
Cameco Corp.		86,322	2,259,047
Enbridge, Inc.		44,144	1,683,606

			3,942,653

Cayman Islands — 0.0%
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(c)(d)		566	414,612

China — 0.4%
BYD Co. Ltd., Class H		237,500	6,986,336

Finland — 1.1%
Neste OYJ		384,112	18,976,621

France — 5.9%
BNP Paribas SA		216,338	12,919,170
Cie de Saint-Gobain		287,923	16,366,570
Hermes International		4,704	9,526,803
Kering SA		13,878	9,054,389
LVMH Moet Hennessy Louis Vuitton SE		30,863	28,329,404
Schneider Electric SE		135,396	22,627,891
TotalEnergies SE		71,450	4,212,954
TotalEnergies SE, ADR(e)		44,000	2,598,200

			105,635,381

Germany — 3.3%
Commerzbank AG(f)		109,033	1,147,925
Infineon Technologies AG		152,778	6,273,855
Mercedes-Benz Group AG, Registered Shares		242,006	18,610,929
SAP SE		185,868	23,469,638
SAP SE, ADR(e)		6,500	822,575
Siemens AG, Registered Shares		49,372	7,998,456

			58,323,378

Hong Kong — 0.2%
AIA Group Ltd.		381,000	3,995,682

Italy — 0.3%
Ariston Holding NV		436,378	4,807,123

Japan — 1.2%
FANUC Corp.		235,000	8,486,364

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keyence Corp.	16,300	$7,988,766
Sysmex Corp.	66,700	4,377,623

		20,852,753

Netherlands — 2.0%
ASML Holding NV	28,447	19,385,150
ING Groep NV, Series N(f)	1,438,350	17,080,888

		36,466,038

Norway — 0.0%
Equinor ASA, ADR	24,000	682,320

South Korea — 1.3%
LG Energy Solution Ltd.(f)	23,704	10,679,902
Samsung SDI Co. Ltd.	20,553	11,674,899

		22,354,801

Spain — 0.4%
Cellnex Telecom SA(b)	161,660	6,286,574

Sweden — 0.1%
Volvo AB, B Shares	121,213	2,497,793

Switzerland — 1.4%
Alcon, Inc.	51,958	3,688,368
Nestle SA, Registered Shares	120,565	14,700,551
TE Connectivity Ltd.	48,086	6,306,479

		24,695,398

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,844	10,682,789

United Kingdom — 2.1%
AstraZeneca PLC	4,000	554,217
AstraZeneca PLC, ADR	146,240	10,150,519
Compass Group PLC	236,510	5,943,860
Lloyds Banking Group PLC	19,776,081	11,627,287
Unilever PLC	180,597	9,358,355

		37,634,238

United States — 36.1%
Abbott Laboratories(g)	200,136	20,265,771
Activision Blizzard, Inc.	2,758	236,057
Adobe, Inc.(f)	10,381	4,000,526
Advanced Micro Devices, Inc.(f)	48,444	4,747,996
Air Products & Chemicals, Inc.	44,164	12,684,342
Alphabet, Inc., Class C(f)	305,929	31,816,615
Amazon.com, Inc.(f)	106,463	10,996,563
American Tower Corp.(g)	138,078	28,214,859
AmerisourceBergen Corp.	12,119	1,940,373
Amgen, Inc.	5,751	1,390,304
Apple, Inc.	31,500	5,194,350
Applied Materials, Inc.	142,548	17,509,171
Archer-Daniels-Midland Co.	263,666	21,003,634
Bank of America Corp.	9,760	279,136
Boston Scientific Corp.(f)	744,417	37,243,182
Bunge Ltd.	643	61,419
CF Industries Holdings, Inc.	39,233	2,844,000
Charles Schwab Corp.	20,087	1,052,157
Chubb Ltd.	1,600	310,688
Constellation Brands, Inc., Class A	1,729	390,564
Costco Wholesale Corp.	11,724	5,825,304
CVS Health Corp.	1,030	76,539
Datadog, Inc., Class A(f)	2,119	153,967

Security	Shares	Value

United States (continued)
Deere & Co.	15,185	$6,269,583
Delta Air Lines, Inc.(f)	20,334	710,063
Dexcom, Inc.(e)(f)	52,038	6,045,775
Domino’s Pizza, Inc.	11,264	3,715,656
Dynatrace, Inc.(f)	1,266	53,552
Edwards Lifesciences Corp.(e)(f)	141,066	11,670,390
Eli Lilly and Co.	54,877	18,845,859
Fortive Corp.	57,035	3,888,076
Halliburton Co.	4,601	145,576
Hilton Worldwide Holdings, Inc.	42,546	5,993,455
Home Depot, Inc.	17,565	5,183,783
Humana, Inc.	21,583	10,477,683
Intuit, Inc.	14,673	6,541,664
Intuitive Surgical, Inc.(f)	84,488	21,584,149
Johnson Controls International PLC	93,619	5,637,736
JPMorgan Chase & Co.	24,599	3,205,496
KLA Corp.	4,787	1,910,827
Linde PLC	15,909	5,654,695
Lowe’s Cos., Inc.	11,318	2,263,260
LPL Financial Holdings, Inc.	53,100	10,747,440
Marsh & McLennan Cos., Inc.	191,223	31,848,191
Masco Corp.	266,734	13,262,014
Mastercard, Inc., Class A	68,824	25,011,330
McKesson Corp.	5,223	1,859,649
Merck & Co., Inc.	155,899	16,586,095
Micron Technology, Inc.	102,811	6,203,616
Microsoft Corp.(g)	181,319	52,274,269
Mr. Cooper Group, Inc.(e)(f)	14,649	600,170
NextEra Energy, Inc.(g)	353,267	27,229,820
NIKE, Inc., Class B	62,872	7,710,622
NVIDIA Corp.(e)	25,418	7,060,358
Proof Acquisition Corp.(c)	24,722	19,530
Rockwell Automation, Inc.	10,491	3,078,584
RXO, Inc.(f)	5,166	101,460
Salesforce, Inc.(f)	62,596	12,505,429
Schlumberger NV	20,303	996,877
ServiceNow, Inc.(f)(g)	33,915	15,760,979
SPDR S&P Biotech ETF(e)(f)	40,000	3,048,400
Symbotic Corp., Class A	21,464	490,238
Symbotic, Inc.(f)	6,500	148,460
Tesla, Inc.(f)	29,528	6,125,879
Thermo Fisher Scientific, Inc.(g)	65,164	37,558,575
Union Pacific Corp.	3,369	678,045
United Parcel Service, Inc., Class B	27,698	5,373,135
United Rentals, Inc.	257	101,710
UnitedHealth Group, Inc.	31,073	14,684,789
Visa, Inc., Class A	15,738	3,548,289
Walt Disney Co.(f)	81,416	8,152,184
Zoetis, Inc.	16,888	2,810,839

		643,611,771

Total Common Stocks — 56.6% (Cost: $1,000,613,439)		1,008,846,261

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Australia — 0.4%
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	USD	1,257	$1,209,862
Oceana Australian Fixed Income Trust, A Note Upsize(a)(c) 8.00%, 01/21/24	AUD	7,570	4,984,265
8.00%, 03/28/26		690	453,759

			6,647,886

Belgium(h) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	121,471
KBC Group NV, (1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		100	106,368

			227,839

Canada — 0.5%
Canadian Pacific Railway Co., 2.45%, 12/02/31	USD	2,120	1,835,310
Mattamy Group Corp., 5.25%, 12/15/27(b)		938	882,893
Rogers Communications, Inc., 3.20%, 03/15/27(b)		2,500	2,352,193
Thomson Reuters Corp., 4.30%, 11/23/23		250	247,897
Toronto-Dominion Bank 2.35%, 03/08/24		4,020	3,907,669
2.88%, 04/05/27(h)	GBP	100	112,495
2.00%, 09/10/31	USD	119	95,521

			9,433,978

France — 0.0%
Altice France SA/France, 5.50%, 01/15/28(b)		267	219,354
BNP Paribas SA(h) 3.38%, 01/23/26	GBP	100	116,834
1.88%, 12/14/27		100	105,251
Societe Generale SA, 1.88%, 10/03/24(h)		100	116,862
TotalEnergies Capital International SA, 1.66%, 07/22/26(h)		100	112,549

			670,850

Germany — 0.2%
Project Champion, (6 mo. EURIBOR + 9.50%), 10.25%, 03/31/31(c)	EUR	2,600	2,735,109

Ireland — 0.1%
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	USD	1,800	1,712,485

Japan — 0.4%
Mizuho Financial Group, Inc., (1 year CMT + 1.25%), 3.26%, 05/22/30(a)		2,040	1,806,094
Rakuten Group, Inc., 10.25%, 11/30/24(b)		555	527,250
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		3,160	2,668,284
Toyota Motor Corp., 2.36%, 03/25/31		2,000	1,742,354

			6,743,982

Jersey — 0.1%
Aptiv PLC, 3.10%, 12/01/51		2,605	1,650,909

MultiNational — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(b)		418	414,249
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		850	799,000

Security		Par (000)	Value

MultiNational (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 06/18/26	USD	1,626	$1,566,765
3.25%, 11/30/51		3,380	2,220,254

			5,000,268

Netherlands — 0.2%
Cooperatieve Rabobank UA, (1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(h)	GBP	100	107,099
ING Groep NV, 3.00%, 02/18/26(h)		100	115,549
LYB International Finance II BV, 3.50%, 03/02/27	USD	1,020	975,102
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		2,654	2,542,532

			3,740,282

Spain(h) — 0.0%
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	400	458,204
Telefonica Emisiones SA, 5.38%, 02/02/26		200	247,533

			705,737

Sweden — 0.0%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(h)		100	106,015

Switzerland — 0.3%
Credit Suisse AG/New York 3.70%, 02/21/25	USD	1,475	1,399,119
2.95%, 04/09/25		1,480	1,373,499
UBS Group AG(a)(b)
(1 year CMT + 0.83%), 1.01%, 07/30/24		1,528	1,497,616
(1 year CMT + 1.00%), 2.10%, 02/11/32		120	93,158

			4,363,392

United Kingdom — 0.2%
AstraZeneca PLC, 1.38%, 08/06/30		119	97,007
Barclays PLC(h) 3.00%, 05/08/26	GBP	100	113,409
3.25%, 02/12/27		100	112,054
BG Energy Capital PLC, 5.13%, 12/01/25(h)		200	248,568
Deuce Finco PLC, 5.50%, 06/15/27(b)		586	601,335
HSBC Holdings PLC, (3 mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)		100	107,963
Informa PLC, 3.13%, 07/05/26(h)		100	114,433
Lloyds Banking Group PLC, 2.25%, 10/16/24(h)		200	234,439
NatWest Group PLC(a)(h)
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26		100	114,804
(1 year GBP Swap + 2.01%), 3.13%, 03/28/27		100	113,731
Royalty Pharma PLC, 1.20%, 09/02/25	USD	2,000	1,813,290
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(h)	GBP	100	116,438

			3,787,471

United States — 21.2%
AbbVie, Inc. 4.25%, 11/14/28	USD	975	969,101
3.20%, 11/21/29		7,350	6,820,944
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		2,176	2,045,440
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	416,814
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/33		119	89,144
2.95%, 03/15/34		792	633,455
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	632,142

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)

Alphabet, Inc., 1.10%, 08/15/30	USD	121	$99,055
American Honda Finance Corp., 2.25%, 01/12/29		1,000	882,955
American Tower Corp.
1.45%, 09/15/26		2,250	2,000,320
2.75%, 01/15/27		3,000	2,765,873
1.88%, 10/15/30		119	94,381
American Water Capital Corp. 3.45%, 06/01/29		2,112	1,975,879
2.80%, 05/01/30		2,060	1,833,628
Amgen, Inc. 5.50%, 12/07/26(h)	GBP	100	124,844
5.15%, 03/02/28	USD	1,800	1,837,838
2.45%, 02/21/30		2,080	1,813,412
3.00%, 01/15/52		2,590	1,773,663
2.77%, 09/01/53		2,025	1,294,578
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/29		3,000	3,063,654
3.50%, 06/01/30		5,710	5,383,510
Archer-Daniels-Midland Co., 3.25%, 03/27/30		1,500	1,396,431
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		1,353	1,164,341
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)		2,661	2,155,410
AT&T, Inc. 2.90%, 12/04/26	GBP	200	228,681
4.25%, 03/01/27	USD	1,990	1,974,107
5.50%, 03/15/27(h)	GBP	100	124,116
2.30%, 06/01/27	USD	1,000	916,412
Autodesk, Inc., 2.85%, 01/15/30		911	804,565
AvalonBay Communities, Inc. 2.05%, 01/15/32		3,300	2,669,893
5.00%, 02/15/33		3,228	3,274,616
Bank of America Corp.(a)
(1 day SOFR + 0.67%), 1.84%, 02/04/25		1,142	1,107,956
(1 day SOFR + 0.91%), 0.98%, 09/25/25		2,230	2,080,790
(1 day SOFR + 1.37%), 1.92%, 10/24/31		119	94,913
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25		1,750	1,665,915
Bank of New York Mellon Corp., 1.65%, 01/28/31		119	94,254
Baxter International, Inc. 1.32%, 11/29/24		1,130	1,063,433
1.92%, 02/01/27		2,155	1,928,217
Becton Dickinson and Co. 3.36%, 06/06/24		1,250	1,226,928
3.70%, 06/06/27		4,035	3,898,440
2.82%, 05/20/30		3,000	2,676,823
1.96%, 02/11/31		119	97,918
Boston Properties LP, 2.55%, 04/01/32		119	84,834
Bristol-Myers Squibb Co., 1.45%, 11/13/30		3,454	2,818,698
Broadcom, Inc. 1.95%, 02/15/28(b)		2,124	1,847,698
4.15%, 11/15/30		3,370	3,125,375
Calpine Corp., 4.50%, 02/15/28(b)		860	797,752
Carrier Global Corp., 2.49%, 02/15/27		444	412,531
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,143,221
Cigna Corp., 3.00%, 07/15/23		2,000	1,985,072
Citigroup, Inc. 1.75%, 10/23/26	GBP	200	218,528
(1 day SOFR + 0.69%), 2.01%, 01/25/26(a)	USD	1,433	1,349,189
(1 day SOFR + 1.55%), 5.61%, 09/29/26(a)		1,960	1,974,607
Clorox Co., 1.80%, 05/15/30		119	98,612

Security		Par (000)	Value

United States (continued)

Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)	USD	2,073	$1,833,784
Comcast Corp. 2.65%, 02/01/30		1,580	1,407,513
3.40%, 04/01/30		1,500	1,402,400
1.50%, 02/15/31		119	95,555
4.65%, 02/15/33		2,331	2,342,881
Commercial Metals Co., 4.38%, 03/15/32		1,987	1,709,268
Conagra Brands, Inc., 0.50%, 08/11/23		1,780	1,749,530
Covanta Holding Corp., 4.88%, 12/01/29(b)		3,498	3,112,311
Crown Castle, Inc. 3.10%, 11/15/29		3,065	2,724,261
2.50%, 07/15/31		2,334	1,961,661
CSC Holdings LLC(b) 5.38%, 02/01/28		1,294	1,060,124
7.50%, 04/01/28		1,264	805,800
CSX Corp., 4.10%, 11/15/32		6,485	6,244,902
CVS Health Corp. 3.38%, 08/12/24		2,965	2,905,565
3.75%, 04/01/30		2,000	1,870,989
1.75%, 08/21/30		2,225	1,808,805
2.13%, 09/15/31		2,120	1,733,040
D.R. Horton, Inc., 1.30%, 10/15/26		3,345	2,950,918
Dana, Inc. 5.63%, 06/15/28		1,309	1,229,302
4.25%, 09/01/30		383	306,977
Dell International LLC/EMC Corp., 5.30%, 10/01/29		1,500	1,511,313
Eaton Corp., 4.15%, 03/15/33		2,750	2,659,738
Ecolab, Inc. 5.25%, 01/15/28		4,490	4,656,967
2.13%, 02/01/32		4,000	3,339,288
Elevance Health, Inc. 2.25%, 05/15/30		2,500	2,146,445
2.55%, 03/15/31		3,625	3,119,751
5.50%, 10/15/32		1,724	1,813,257
Equinix, Inc. 2.90%, 11/18/26		2,000	1,859,893
1.55%, 03/15/28		3,500	2,964,585
Expedia Group, Inc., 2.95%, 03/15/31		33	27,537
Flyr Convertible Notes, 8.00%, 07/20/23(c)		2,077	2,015,426
Flyr Secured Notes, (1 mo. SOFR + 5.00%, 0.50% Floor), 9.56%, 05/10/27(c)		1,036	955,710
Ford Motor Co. 3.25%, 02/12/32		2,518	1,979,039
6.10%, 08/19/32		2,250	2,180,376
Forestar Group, Inc., 3.85%, 05/15/26(b)		399	358,962
Freed Corp., 10.00%, 12/07/23(c)		3,053	2,983,818
Freedom Mortgage Corp.(b) 8.13%, 11/15/24		1,307	1,257,987
8.25%, 04/15/25		1,207	1,114,966
FreeWire Technologies, Inc., (3 mo. SOFRTE CME + 9.00%), 14.91%, 03/31/25(c)		3,303	3,154,701
Frontier Communications Holdings LLC(b) 8.75%, 05/15/30		1,000	996,010
8.63%, 03/15/31		395	386,784
Gen Digital, Inc., 6.75%, 09/30/27(b)		1,394	1,401,249
General Mills, Inc. 4.20%, 04/17/28		2,400	2,374,011
2.88%, 04/15/30		400	358,165
General Motors Financial Co., Inc. 6.05%, 10/10/25		1,720	1,748,086

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
General Motors Financial Co., Inc. (continued) 1.50%, 06/10/26	USD	2,000	$1,780,142
Gilead Sciences, Inc. 0.75%, 09/29/23		1,730	1,692,481
3.65%, 03/01/26		1,750	1,713,038
2.95%, 03/01/27		1,050	999,066
1.65%, 10/01/30		119	97,957
Goldman Sachs Group, Inc. 3.85%, 01/26/27		2,500	2,411,602
7.25%, 04/10/28	GBP	100	132,995
(1 day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,236,999
(1 day SOFR + 0.82%), 1.54%, 09/10/27(a)		1,000	879,397
(1 day SOFR + 1.25%), 2.38%, 07/21/32(a)		119	96,614
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(a)		1,000	895,554
HCA, Inc. 5.38%, 02/01/25		2,500	2,501,046
5.25%, 06/15/26		1,960	1,961,779
5.88%, 02/01/29		2,605	2,661,328
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b) 5.00%, 06/01/29		865	768,280
4.88%, 07/01/31		1,335	1,140,103
Home Depot, Inc., 2.50%, 04/15/27		1,750	1,642,744
HP, Inc., 3.40%, 06/17/30		1,045	925,478
HSBC USA, Inc., 5.63%, 03/17/25		1,500	1,502,821
Intercontinental Exchange, Inc., 1.85%, 09/15/32		2,479	1,941,575
International Business Machines Corp. 3.30%, 01/27/27		1,750	1,678,709
3.50%, 05/15/29		1,506	1,414,783
2.95%, 05/15/50		605	408,259
JPMorgan Chase & Co.(a)
(1 day SOFR + 0.77%), 1.47%, 09/22/27		2,500	2,204,772
(1 day SOFR + 1.02%), 2.07%, 06/01/29		2,170	1,882,885
(3 mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(h)	GBP	200	225,145
(3 mo. Term SOFR + 0.60%), 0.65%, 09/16/24	USD	392	383,211
(3 mo. Term SOFR + 1.11%), 1.76%, 11/19/31		119	94,446
KB Home, 4.80%, 11/15/29		2,081	1,904,115
Keurig Dr. Pepper, Inc. 4.60%, 05/25/28		1,750	1,746,756
2.25%, 03/15/31		4,765	3,994,445
Kilroy Realty LP, 2.50%, 11/15/32		119	75,918
Kimco Realty OP LLC, 2.25%, 12/01/31		119	93,226
Kraft Heinz Foods Co. 3.75%, 04/01/30		1,505	1,423,295
4.25%, 03/01/31		3,000	2,902,992
Lam Research Corp., 1.90%, 06/15/30		3,800	3,202,016
Lessen, Inc., 9.31%, 01/04/28(c)		1,780	1,708,330
Level 3 Financing, Inc.(b) 4.63%, 09/15/27		2,000	1,202,500
4.25%, 07/01/28		1,082	610,464
3.63%, 01/15/29		970	536,332
Lowe’s Cos., Inc. 3.10%, 05/03/27		1,750	1,662,957
1.70%, 10/15/30		2,014	1,628,393
3.00%, 10/15/50		1,740	1,154,790
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		1,294	1,156,512
4.50%, 06/15/29(b)		888	755,910
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		2,105	2,105,000

Security		Par (000)	Value

United States (continued)
Medline Borrower LP, 3.88%, 04/01/29(b)	USD	2,396	$2,078,530
MetLife, Inc., 4.55%, 03/23/30		3,060	3,023,086
Mondelez International, Inc., 1.50%, 02/04/31		119	94,918
Morgan Stanley 3.63%, 01/20/27		2,000	1,924,878
(1 day SOFR + 1.00%), 2.48%, 01/21/28(a)		1,087	992,833
(1 day SOFR + 1.03%), 1.79%, 02/13/32(a)		119	93,422
(1 day SOFR + 1.14%), 2.70%, 01/22/31(a)		2,500	2,153,012
Motorola Solutions, Inc., 5.60%, 06/01/32		2,000	2,011,653
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		224	203,280
5.50%, 08/15/28		1,921	1,647,257
5.13%, 12/15/30		961	738,456
5.75%, 11/15/31		454	352,151
Newmont Corp. 2.80%, 10/01/29		2,055	1,817,186
2.60%, 07/15/32		2,615	2,188,718
Northern States Power Co., 2.90%, 03/01/50		1,225	865,114
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,151,355
NVIDIA Corp. 2.85%, 04/01/30		2,005	1,825,506
2.00%, 06/15/31		3,250	2,734,347
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(b)		705	661,995
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30		2,025	1,804,162
Oracle Corp. 2.40%, 09/15/23		1,765	1,741,265
3.60%, 04/01/50		2,135	1,514,344
Parker-Hannifin Corp., 3.25%, 06/14/29		3,250	2,993,719
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,250	989,962
PNC Financial Services Group, Inc.(a)
(1 day SOFR + 1.09%), 4.76%, 01/26/27		2,427	2,396,990
(1 day SOFR + 1.62%), 5.35%, 12/02/28		1,778	1,791,359
PPG Industries, Inc., 2.55%, 06/15/30		3,140	2,709,816
Prologis LP, 2.25%, 01/15/32		119	97,878
QUALCOMM, Inc., 1.65%, 05/20/32		2,000	1,620,684
Republic Services, Inc. 4.88%, 04/01/29		1,185	1,197,819
1.45%, 02/15/31		4,119	3,276,352
1.75%, 02/15/32		2,745	2,194,307
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b) 2.88%, 10/15/26		2,062	1,845,490
3.63%, 03/01/29		1,398	1,200,253
Rohm and Haas Co., 7.85%, 07/15/29		2,500	2,851,147
Ryder System, Inc., 2.90%, 12/01/26		2,110	1,950,499
S&P Global, Inc. 2.70%, 03/01/29		2,010	1,828,620
1.25%, 08/15/30		119	95,508
Sabre Global, Inc., 9.25%, 04/15/25(b)		500	471,000
Salesforce, Inc., 1.95%, 07/15/31		1,500	1,256,105
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32		1,000	876,041
Sherwin-Williams Co., 3.45%, 08/01/25		1,750	1,695,838
Sonder Secured Notes, (13.50% PIK), 13.50%, 01/19/27(a)(c)(i)		5,573	5,015,965
Sonoco Products Co., 2.25%, 02/01/27		807	731,412
Southern California Edison Co., 5.30%, 03/01/28		2,500	2,562,716
Sprint LLC, 7.88%, 09/15/23		8,990	9,056,472
Steel Dynamics, Inc. 2.80%, 12/15/24		1,000	956,195

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Steel Dynamics, Inc. (continued) 3.45%, 04/15/30	USD	3,060	$2,783,569
Stem, Inc., 0.50%, 12/01/28(b)		275	155,361
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,611,832
Tenet Healthcare Corp.
4.25%, 06/01/29		2,081	1,882,701
6.13%, 06/15/30(b)		1,206	1,189,719
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28		2,346	2,061,267
T-Mobile USA, Inc.
3.75%, 04/15/27		2,750	2,643,501
3.38%, 04/15/29		3,930	3,582,931
3.40%, 10/15/52		1,360	979,020
Toyota Motor Credit Corp., 1.90%, 09/12/31		119	98,018
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	376,554
Union Pacific Corp., 2.40%, 02/05/30		5,070	4,459,263
United Wholesale Mortgage LLC(b)
5.50%, 11/15/25		1,304	1,234,119
5.75%, 06/15/27		1,346	1,197,754
UnitedHealth Group, Inc., 5.35%, 02/15/33		4,645	4,936,668
Verizon Communications, Inc.
4.33%, 09/21/28		1,750	1,729,966
1.13%, 11/03/28	GBP	100	100,551
1.75%, 01/20/31	USD	4,000	3,226,364
VMware, Inc.
4.65%, 05/15/27		750	738,413
4.70%, 05/15/30		1,500	1,456,175
2.20%, 08/15/31		2,369	1,875,559
Walt Disney Co.
3.80%, 03/22/30		3,042	2,932,797
2.65%, 01/13/31		2,830	2,500,504
Waste Management, Inc., 1.50%, 03/15/31		3,509	2,798,945
Welltower OP LLC
4.50%, 01/15/24		1,750	1,730,839
3.63%, 03/15/24		1,750	1,712,576
WestRock MWV LLC, 7.95%, 02/15/31		2,000	2,304,330
Weyerhaeuser Co., 3.38%, 03/09/33		1,000	878,794
Workday, Inc., 3.50%, 04/01/27		6,020	5,759,732
Xerox Holdings Corp., 5.00%, 08/15/25(b)		500	471,737
Xylem, Inc., 2.25%, 01/30/31		3,000	2,503,997

			379,000,887

Total Corporate Bonds — 23.9% (Cost: $439,423,634)			426,527,090

Floating Rate Loan Interests(a)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (3 mo. EURIBOR + 4.85%), 7.60%, 10/01/28(c)	EUR	2,830	2,087,194

Luxembourg — 0.1%
Speed Midco 3 SARL, EUR Term Loan B1, 04/26/29(j)		1,852	1,993,199

United States — 1.6%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12 mo. SOFR CME at 0.50% Floor + 5.60%), 10.49%, 02/01/30	USD	1,205	1,054,375

Security		Par (000)	Value

United States (continued)
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFRTE at 0.75% Floor + 5.00%), 10.05%, 12/30/27	USD	796	$686,526
AMF MF Portfolio, Term Loan, 0.00%, 11/01/28(c)		4,075	4,034,634
CML Paradise Plaza, Term Loan, (3 mo. LIBOR US + 3.60%), 8.72%, 12/07/26(c)		5,400	5,226,495
EIS Group, Inc., Term Loan, (3 mo. SOFR CME + 7.00%), 11.85%, 05/01/28(c)		3,406	3,346,700
Galaxy Universal LLC(c)
1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.98%, 11/12/26		6,209	5,976,579
2022 Delayed Draw Term Loan, (1 mo. SOFR CME at 1.00% Floor + 5.75%), 10.82%, 06/24/23		265	262,896
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR US at -4.50% Floor + 5.50%), 10.35%, 09/27/28(c)		1,119	973,389
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.10%, 10/13/28(c)		4,509	4,373,206
Redstone Holdco 2 LP, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 04/27/28		995	777,304
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.31%, 04/03/28		987	650,474
Vaca Morada Partners LP, Revolver, (3 mo. LIBOR US + 0.50%), 5.47%, 03/25/24(c)		1,295	1,291,521

			28,654,099

Floating Rate Loan Interests — 1.8% (Cost: $34,666,993)			32,734,492

Foreign Agency Obligations

Spain — 0.6%
Spain Government Bond(b)(h) 2.55%, 10/31/32	EUR	1,839	1,877,723
3.15%, 04/30/33		5,667	6,050,600
3.90%, 07/30/39		2,222	2,470,048

Total Foreign Agency Obligations — 0.6% (Cost: $10,202,235)			10,398,371

		Shares

Investment Companies

United States — 2.3%
Invesco QQQ Trust, Series 1		21,000	6,739,530
iShares China Large-Cap ETF(k)		2,301	67,949
iShares iBoxx $ High Yield Corporate Bond ETF(k)		65,458	4,945,352
iShares iBoxx $ Investment Grade Corporate Bond ETF(k)		64,139	7,030,276
iShares JP Morgan USD Emerging Markets Bond ETF(k)		153,257	13,223,014
iShares Russell 2000 ETF(k)		100	17,840
KraneShares CSI China Internet ETF(f)		14,430	450,072
SPDR Bloomberg High Yield Bond ETF(e)		63,634	5,906,508

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
SPDR S&P 500 ETF Trust		5,300	$2,169,767
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		19,114	482,628

Total Investment Companies — 2.3% (Cost: $39,906,434)			41,032,936

		Par (000)

Municipal Bonds

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43	USD	385	167,642
0.00%, 11/01/51		4,297	1,439,587
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,828	582,072

Total Municipal Bonds — 0.1% (Cost: $2,732,880)			2,189,301

Non-Agency Mortgage-Backed Securities

United States(a)(b) — 2.2%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,532,573
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,605,889
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,174,577
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34		1,470	1,249,479
FREMF 2018-KW05 Trust, Series 2018-W5FX, Class CFX, 3.42%, 04/25/28		1,923	1,607,255
Grace Trust, Series 2020-GRCE, Class D, 2.68%, 12/10/40		2,000	1,375,342
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 7.62%, 11/15/36		2,150	1,971,675
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 8.12%, 11/15/36		2,150	1,933,317
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41		2,000	1,255,293
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 7.13%, 04/15/38		2,270	2,134,084
Series 2021-NYAH, Class E, (1 mo. LIBOR US + 1.84%), 6.52%, 06/15/38		2,000	1,800,839
Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 8.37%, 04/15/37		1,991	1,684,932
Series 2022-OPO, Class D, 3.45%, 01/05/39		860	630,305
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 09/10/39		2,250	1,705,340
MFRA Trust, Class M1, 4.57%, 09/25/56		4,000	3,380,161
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 7.28%, 04/15/38		2,000	1,859,659
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. SOFR + 2.25%), 6.99%, 01/19/37		2,505	2,450,337

Security		Par (000)	Value

United States (continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(c)	USD	3,500	$2,591,400
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 02/12/41		650	470,239
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. SOFR + 2.19%), 7.01%, 05/15/37		2,410	2,319,878
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,787	2,047,226

Total Non-Agency Mortgage-Backed Securities — 2.2% (Cost: $47,135,402)			39,779,800

		Shares

Preferred Securities

Preferred Stocks — 1.3%(c)

Finland — 0.2%
Aiven, Series D		35,053	2,805,993

Israel — 0.2%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,501)(d)		523,592	3,691,324

Sweden — 0.0%
Volta, Series C, (Acquired 02/22/22, Cost: $293,944)(d)		2,492	260,960

United States — 0.9%
Cap Hill Brands		1,088,268	1,654,167
Clarify Health		318,926	2,101,722
Lesson Nine GmbH
Series B,		456,729	5,914,640
Series C,		24,168	312,976
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(d)		53,954	522,814
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $1,437,421)(d)		269,847	1,416,697
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 12.00%, 10/07/32(d)		1,584,337	4,499,517
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $249,208)(d)		6,084	244,333

			16,666,866

Total Preferred Securities — 1.3% (Cost: $25,101,214)			23,425,143

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 8.9%
Uniform Mortgage-Backed Securities(l) 3.00%, 04/13/53	USD	9,147	8,207,409

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(l) (continued)
3.50%, 04/13/53	USD	61,157	$56,825,250
4.50%, 04/13/53		95,885	93,947,747

Total U.S. Government Sponsored Agency Securities — 8.9% (Cost: $156,296,598)			158,980,406

		Shares

Warrants

Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (1 Share for 1 Warrant, Expires 09/20/32) (c)(d)(f)		36,915	220,014

United States(c)(f) — 0.1%
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)		5,576	87,878
FreeWire Technologies, Inc. Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)		354,944	173,922
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)		61,805	3,708
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)		75,255	1
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Expires 10/07/32) (d)		195,273	521,379

			786,888

Total Warrants — 0.1% (Cost: $61,806)			1,006,902

Total Long-Term Investments — 101.3% (Cost: $1,826,413,075)			1,807,247,726

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.1%

United States — 0.1%
Citibank N.A., 5.00%, 09/21/23	USD	2,690	2,683,942

			2,683,942

Commercial Paper — 0.7%

United States(m) — 0.7%
Enel Finance America LLC, 5.27%, 09/06/23		720	699,845
General Motors Financial Co., Inc.
4.92%, 04/04/23		2,500	2,498,467
4.92%, 04/05/23		2,400	2,398,163
5.73%, 04/13/23		630	628,720
5.76%, 06/08/23		648	640,604
5.58%, 08/10/23		4,905	4,796,425

			11,662,224

Security		Shares	Value

Money Market Funds — 5.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(k)(n)		93,308,621	$93,308,621
SL Liquidity Series, LLC, Money Market Series, 5.01%(k)(n)(o)		5,324,418	5,324,418

			98,633,039

Total Short-Term Securities — 6.3% (Cost: $113,003,286)			112,979,205

Options Purchased — 0.3% (Cost: $5,739,890)			6,363,152

Total Investments Before TBA Sale Commitments and Options Written — 107.9% (Cost: $1,945,156,251)			1,926,590,083

		Par (000)

TBA Sale Commitments

United States — (1.3)%
Uniform Mortgage-Backed Securities, 4.50%, 04/13/53(l)	USD	(24,269)	(23,778,665)

Total TBA Sale Commitments — (1.3)% (Proceeds: $(23,442,337))			(23,778,665)

Options Written — (0.2)% (Premiums Received: $(5,300,604))			(4,867,682)

Total Investments, Net of TBA Sale Commitments and Options Written — 106.4% (Cost: $1,916,413,310)			1,897,943,736

Liabilities in Excess of Other Assets — (6.4)%			(113,802,216)

Net Assets — 100.0%			$1,784,141,520

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,791,650, representing 0.7% of its net assets as of period end, and an original cost of $12,633,936.

(e)	All or a portion of this security is on loan.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Trust.
(l)	Represents or includes a TBA transaction.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,346,114	$87,962,507	(a)	$—	$—	$—	$93,308,621	93,308,621	$691,321		$—
iShares China Large-Cap ETF	582,272	397,143		(1,016,632)	155,129	(49,963)	67,949	2,301	—		—
iShares iBoxx $ High Yield Corporate Bond ETF	4,819,673	—		—	—	125,679	4,945,352	65,458	53,552		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,649,878	24,462,039		(20,290,049)	47,011	161,397	7,030,276	64,139	—		—
iShares JP Morgan USD Emerging Markets Bond ETF	10,786,409	2,286,204		—	—	150,401	13,223,014	153,257	105,836		—
iShares Russell 2000 ETF	17,436	—		—	—	404	17,840	100	63		—
SL Liquidity Series, LLC, Money Market Series	—	5,323,053	(a)	—	1,764	(399)	5,324,418	5,324,418	10,315	(b)	—

					$203,904	$387,519	$123,917,470		$861,087		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	91	06/08/23	$13,406	$461,009
Euro Stoxx 50 Index	126	06/16/23	5,832	324,882
Euro Stoxx Banks Index	42	06/16/23	226	(1,875)
MSCI Emerging Markets Index	4	06/16/23	199	8,425
NASDAQ 100 E-Mini Index	229	06/16/23	60,922	5,375,104
S&P 500 E-Mini Index	290	06/16/23	59,997	3,162,244
U.S. Long Bond	39	06/21/23	5,122	240,487
2-Year U.S. Treasury Note	340	06/30/23	70,245	31,380
5-Year U.S. Treasury Note	688	06/30/23	75,438	838,441

				10,440,097

Short Contracts
Russell 2000 E-Mini Index	82	06/16/23	7,435	(186,465)
10-Year U.S. Treasury Note	1,015	06/21/23	116,788	(3,000,525)
10-Year U.S. Ultra Long Treasury Note	546	06/21/23	66,211	(1,951,265)
Ultra U.S. Treasury Bond	80	06/21/23	11,333	(436,102)

				(5,574,357)

				$4,865,740

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	52,066,611	USD	9,977,256	Goldman Sachs International	06/15/23	$161,870
CHF	168,509	USD	181,292	Bank of America N.A.	06/15/23	4,312
CHF	273,545	USD	299,105	Bank of America N.A.	06/15/23	2,192
EUR	374,911	USD	404,694	Deutsche Bank AG	06/15/23	3,547
EUR	707,726	USD	764,522	Deutsche Bank AG	06/15/23	6,122
EUR	566,742	USD	614,026	JPMorgan Chase Bank N.A.	06/15/23	3,100
EUR	1,540,379	USD	1,675,848	JPMorgan Chase Bank N.A.	06/15/23	1,472
EUR	1,640,345	USD	1,739,030	Morgan Stanley & Co. International PLC	06/15/23	47,144

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	247,101	USD	264,872	Standard Chartered Bank	06/15/23	$4,197
EUR	3,993,874	USD	4,257,202	Standard Chartered Bank	06/15/23	91,734
EUR	1,367,597	USD	1,466,066	The Bank of New York Mellon	06/15/23	23,113
EUR	4,347,382	USD	4,701,550	The Bank of New York Mellon	06/15/23	32,321
GBP	483,159	USD	590,405	Bank of America N.A.	06/15/23	6,469
JPY	972,585,425	USD	7,240,674	The Bank of New York Mellon	06/15/23	161,594
MXN	3,323,371	USD	176,337	Goldman Sachs International	06/15/23	5,536
MXN	128,119,196	USD	6,966,610	JPMorgan Chase Bank N.A.	06/15/23	44,771
SEK	17,751,425	USD	1,686,214	JPMorgan Chase Bank N.A.	06/15/23	30,533
USD	1,097,462	CHF	993,202	Deutsche Bank AG	06/15/23	3,499
USD	296,358	CHF	268,932	Morgan Stanley & Co. International PLC	06/15/23	143
USD	3,091,591	EUR	2,819,774	Bank of America N.A.	06/15/23	21,135
USD	208,310	JPY	27,214,162	Deutsche Bank AG	06/15/23	1,185
USD	334,520	JPY	43,805,728	Deutsche Bank AG	06/15/23	1,118
USD	496,073	JPY	65,004,936	Deutsche Bank AG	06/15/23	1,326
USD	774,049	JPY	101,033,744	Deutsche Bank AG	06/15/23	5,090
BRL	11,415,265	USD	2,151,972	Goldman Sachs International	06/21/23	68,354
BRL	9,401,742	USD	1,800,000	JPMorgan Chase Bank N.A.	06/21/23	28,686
COP	10,367,764,050	USD	2,146,535	Morgan Stanley & Co. International PLC	06/21/23	45,086
HUF	780,719,406	USD	2,127,120	Bank of America N.A.	06/21/23	47,672
MXN	40,466,388	USD	2,148,924	Citibank N.A.	06/21/23	63,022
MXN	51,297,161	USD	2,800,000	JPMorgan Chase Bank N.A.	06/21/23	3,970
USD	2,201,037	EUR	2,020,153	UBS AG	06/21/23	560
USD	2,218,987	TWD	66,669,464	JPMorgan Chase Bank N.A.	06/21/23	18,127
ZAR	33,719,191	USD	1,800,000	Morgan Stanley & Co. International PLC	06/21/23	80,999

						1,019,999

EUR	1,058,238	USD	1,157,206	The Bank of New York Mellon	06/15/23	(4,890)
GBP	287,896	USD	356,940	The Bank of New York Mellon	06/15/23	(1,285)
HKD	1,634,048	USD	209,082	JPMorgan Chase Bank N.A.	06/15/23	(216)
JPY	53,234,955	USD	410,499	The Bank of New York Mellon	06/15/23	(5,332)
USD	5,814,978	AUD	8,770,944	Westpac Banking Corp.	06/15/23	(63,284)
USD	1,217,825	CAD	1,677,158	Bank of America N.A.	06/15/23	(24,582)
USD	1,421,018	CHF	1,319,309	Bank of America N.A.	06/15/23	(32,137)
USD	786,854	CHF	716,541	Barclays Bank PLC	06/15/23	(2,380)
USD	304,441	CHF	276,631	Deutsche Bank AG	06/15/23	(255)
USD	487,973	CHF	445,073	Deutsche Bank AG	06/15/23	(2,253)
USD	614,130	CHF	560,420	Morgan Stanley & Co. International PLC	06/15/23	(3,146)
USD	13,403,588	CHF	12,423,295	Morgan Stanley & Co. International PLC	06/15/23	(280,063)
USD	50,543	DKK	353,233	JPMorgan Chase Bank N.A.	06/15/23	(1,124)
USD	287,784	EUR	269,817	Barclays Bank PLC	06/15/23	(6,020)
USD	197,528,730	EUR	185,681,507	Barclays Bank PLC	06/15/23	(4,660,153)
USD	7,401,574	EUR	6,957,609	Standard Chartered Bank	06/15/23	(174,577)
USD	30,529,629	GBP	25,542,997	Standard Chartered Bank	06/15/23	(1,025,148)
USD	10,727,727	HKD	83,949,774	Standard Chartered Bank	06/15/23	(2,849)
USD	417,511	JPY	56,081,672	Bank of America N.A.	06/15/23	(9,322)
USD	17,612,876	JPY	2,365,768,555	Barclays Bank PLC	06/15/23	(392,794)
USD	178,723	JPY	23,656,573	Standard Chartered Bank	06/15/23	(1,326)
USD	1,072,585	JPY	141,242,622	UBS AG	06/15/23	(2,401)
USD	25,499,152	KRW	33,384,000,000	Citibank N.A.	06/15/23	(162,884)
USD	761,838	MXN	14,008,025	Deutsche Bank AG	06/15/23	(4,757)
USD	186,881	MXN	3,440,566	The Bank of New York Mellon	06/15/23	(1,406)
USD	3,736,377	SEK	39,828,029	JPMorgan Chase Bank N.A.	06/15/23	(115,407)
USD	2,201,760	CNH	15,043,085	Goldman Sachs International	06/21/23	(787)
USD	2,216,827	EUR	2,052,000	Deutsche Bank AG	06/21/23	(18,341)
USD	1,059,836	EUR	989,000	JPMorgan Chase Bank N.A.	06/21/23	(17,445)
USD	1,085,507	EUR	1,021,000	JPMorgan Chase Bank N.A.	06/21/23	(26,630)
USD	2,201,380	GBP	1,789,682	JPMorgan Chase Bank N.A.	06/21/23	(9,747)

						(7,052,941)

						$(6,032,942)

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Interest Rate Caps/Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call 5Y-30Y CMS Index Cap	0.07%	Goldman Sachs International	09/27/23	USD 57,825	$73,318	$101,194	$(27,876)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	376	04/06/23	USD	407.00	USD	15,393	$174,652
Advanced Micro Devices, Inc.	80	04/21/23	USD	85.00	USD	784	111,000
Advanced Micro Devices, Inc.	34	04/21/23	USD	95.00	USD	333	20,145
Advanced Micro Devices, Inc.	207	04/21/23	USD	90.00	USD	2,029	197,685
Alphabet Inc., Class C	236	04/21/23	USD	95.00	USD	2,454	228,920
Bank of America Corp.	152	04/21/23	USD	36.00	USD	435	228
BNP Paribas SA	50	04/21/23	EUR	66.00	EUR	275	298
Charles Schwab Corp.	111	04/21/23	USD	82.50	USD	581	611
Constellation Brands, Inc., Class A	106	04/21/23	USD	240.00	USD	2,394	13,250
Costco Wholesale Corp.	13	04/21/23	USD	500.00	USD	646	11,018
Deere & Co.	11	04/21/23	USD	440.00	USD	454	1,177
Euro Stoxx 50	38	04/21/23	EUR	4,400.00	EUR	1,640	10,756
Intuit, Inc.	51	04/21/23	USD	430.00	USD	2,274	116,025
Invesco QQQ Trust, Series 1	264	04/21/23	USD	320.00	USD	8,473	195,360
Lowe’s Cos., Inc.	51	04/21/23	USD	230.00	USD	1,020	383
Mastercard, Inc., Class A	24	04/21/23	USD	370.00	USD	872	9,540
Microsoft Corp.	82	04/21/23	USD	280.00	USD	2,364	99,220
Microsoft Corp.	35	04/21/23	USD	260.00	USD	1,009	101,237
NextEra Energy, Inc.	110	04/21/23	USD	75.00	USD	848	37,400
Rockwell Automation, Inc.	14	04/21/23	USD	290.00	USD	411	13,440
SPDR S&P 500 ETF Trust	222	04/21/23	USD	405.00	USD	9,088	218,115
Tesla, Inc.	157	04/21/23	USD	175.00	USD	3,257	555,780
Union Pacific Corp.	51	04/21/23	USD	220.00	USD	1,026	1,658
Walt Disney Co.	71	04/21/23	USD	105.00	USD	711	6,035
Xtrackers Harvest CSI 300 China A-Shares Fund	851	04/21/23	USD	33.00	USD	2,509	3,830
Xtrackers Harvest CSI 300 China A-Shares Fund	566	04/21/23	USD	32.00	USD	1,669	3,113
Invesco QQQ Trust, Series 1	141	04/28/23	USD	310.00	USD	4,525	222,145
Advanced Micro Devices, Inc.	171	05/19/23	USD	105.00	USD	1,676	73,957
Alphabet Inc., Class C	103	05/19/23	USD	100.00	USD	1,071	81,627
Amazon.com, Inc.	103	05/19/23	USD	100.00	USD	1,064	85,232
Apple, Inc.	83	05/19/23	USD	160.00	USD	1,369	80,717
Apple, Inc.	104	05/19/23	USD	170.00	USD	1,715	42,120
Charles Schwab Corp.	210	05/19/23	USD	70.00	USD	1,100	4,305
Delta Air Lines, Inc.	244	05/19/23	USD	35.00	USD	852	46,726
Euro Stoxx 50	22	05/19/23	EUR	4,100.00	EUR	949	53,039
Euro Stoxx Banks	147	05/19/23	EUR	102.00	EUR	749	29,892
Mercedes-Benz Group AG	229	05/19/23	EUR	76.00	EUR	1,624	16,764
Microsoft Corp.	52	05/19/23	USD	270.00	USD	1,499	127,140
Nestle SA	234	05/19/23	CHF	110.00	CHF	2,611	122,505
Nike, Inc., Class B	65	05/19/23	USD	125.00	USD	797	24,537
NVIDIA Corp.	62	05/19/23	USD	295.00	USD	1,722	67,735
salesforce.com, Inc.	62	05/19/23	USD	200.00	USD	1,239	57,660
Tesla, Inc.	305	05/19/23	USD	180.00	USD	6,328	1,088,850
United Airlines Holdings, Inc.	122	05/19/23	USD	45.00	USD	540	31,537
Alphabet Inc., Class C	156	06/16/23	USD	110.00	USD	1,622	62,400
Charles Schwab Corp.	248	06/16/23	USD	65.00	USD	1,299	20,584
CVS Health Corp.	29	06/16/23	USD	85.00	USD	215	1,059
Delta Air Lines, Inc.	310	06/16/23	USD	35.00	USD	1,083	75,330
Health Care Select Sector SPDR Fund	75	06/16/23	USD	138.00	USD	971	5,025
Intuit, Inc.	42	06/16/23	USD	440.00	USD	1,872	140,490
salesforce.com, Inc.	60	06/16/23	USD	200.00	USD	1,199	81,600
Uber Technologies, Inc.	264	06/16/23	USD	40.00	USD	837	11,220
Walt Disney Co.	156	06/16/23	USD	105.00	USD	1,562	61,620

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Waste Management, Inc.	75	06/16/23	USD	165.00	USD	1,224	$38,625
Kroger Co.	147	07/21/23	USD	50.00	USD	726	36,235
Tesla, Inc.	83	08/18/23	USD	210.00	USD	1,722	246,925

							5,168,477

Put
3-Month SOFR Future	137	04/14/23	USD	95.00	USD	32,580	15,413
3-Month SOFR Future	160	04/14/23	USD	95.81	USD	38,596	8,000
iShares iBoxx $ High Yield Corporate Bond ETF	1,680	04/21/23	USD	73.00	USD	12,692	36,960
iShares iBoxx $ High Yield Corporate Bond ETF	2,313	04/21/23	USD	72.00	USD	17,475	27,756
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,116	04/21/23	USD	105.00	USD	12,232	15,066
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,500	04/21/23	USD	104.00	USD	38,364	35,000
Lloyds Banking Group PLC	1,547	04/21/23	GBP	0.50	GBP	737	75,381
PulteGroup, Inc.	103	04/21/23	USD	50.00	USD	600	1,545
SPDR S&P Regional Banking ETF	374	04/21/23	USD	45.00	USD	1,640	97,053
iShares iBoxx $ High Yield Corporate Bond ETF	697	05/19/23	USD	72.00	USD	5,266	29,622
iShares Russell 2000 ETF	260	05/19/23	USD	168.00	USD	4,638	60,970
3-Month SOFR Future	187	03/15/24	USD	95.75	USD	44,943	237,256

							640,022

							$5,808,499

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Call
Euro Stoxx 50	Down-and-in	Citibank N.A.	363	04/21/23	EUR 4,100.00	EUR 3,971.00	EUR 1,488	$756

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ING Groep NV	Goldman Sachs International	70,400	05/19/23	EUR	11.50	EUR	769	$15,186
TOPIX Banks Index	BNP Paribas SA	356,336	07/14/23	JPY	218.87	JPY	66,991	8,540
TOPIX Banks Index	Goldman Sachs International	593,656	07/14/23	JPY	226.71	JPY	111,607	9,739
TOPIX Banks Index	JPMorgan Chase Bank N.A.	237,795	07/14/23	JPY	227.60	JPY	44,705	3,733

								$37,198

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.99(b)	Citibank N.A.	374,976	05/19/23	USD	1,442,915	$5,194
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.09(b)	Citibank N.A.	374,976	05/19/23	USD	1,442,915	7,687
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.92(b)	Citibank N.A.	374,976	06/16/23	USD	1,442,915	3,422
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.02(b)	Citibank N.A.	374,976	06/16/23	USD	1,442,915	9,893

						$26,196

(a)	Option only pays if both terms are met on the expiration date.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
	1-Day SONIA,				Goldman Sachs
2-Year Interest Rate Swap, 09/07/23	4.18%	Quarterly	3.25%	Semi-Annual	International	09/05/23	3.25%	USD	27,150	$340,189
	1-Day SOFR,				Morgan Stanley & Co.
10-Year Interest Rate Swap, 09/23/33	4.80%	Quarterly	2.81%	Semi-Annual	International PLC	09/21/23	2.81	USD	3,445	54,072
	1-Day SOFR,				Morgan Stanley & Co.
10-Year Interest Rate Swap, 09/24/33	4.80%	Quarterly	2.80%	Semi-Annual	International PLC	09/22/23	2.80	USD	1,481	22,924

										$417,185

Interest Rate Caps/Floors Sold

Description	Excercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.57%	Goldman Sachs International	09/27/23	USD	57,825	$(21,176)	$(29,701)	$8,525

Put
5Y-30Y CMS Index Floor	0.68%	Goldman Sachs International	09/27/23	USD	57,826	(301,012)	(57,825)	(243,187)

						$(322,188)	$(87,526)	$(234,662)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	376	04/06/23	USD	414.00	USD	15,393	$(42,300)
Advanced Micro Devices, Inc.	114	04/21/23	USD	110.00	USD	1,117	(6,954)
Advanced Micro Devices, Inc.	311	04/21/23	USD	105.00	USD	3,048	(45,717)
Alphabet Inc., Class C	236	04/21/23	USD	105.00	USD	2,454	(56,876)
Bank of America Corp.	152	04/21/23	USD	40.00	USD	435	(152)
Charles Schwab Corp.	111	04/21/23	USD	90.00	USD	581	(278)
Constellation Brands, Inc., Class A	20	04/21/23	USD	260.00	USD	452	(1,100)
Invesco QQQ Trust, Series 1	264	04/21/23	USD	335.00	USD	8,473	(38,544)
Lloyds Banking Group PLC	1,547	04/21/23	GBP	0.58	GBP	737	(40,076)
Mastercard, Inc., Class A	24	04/21/23	USD	400.00	USD	872	(288)
NextEra Energy, Inc.	110	04/21/23	USD	80.00	USD	848	(8,250)
NVIDIA Corp.	31	04/21/23	USD	260.00	USD	861	(70,525)
Schlumberger Ltd.	155	04/21/23	USD	57.50	USD	761	(1,860)
SPDR S&P 500 ETF Trust	222	04/21/23	USD	415.00	USD	9,088	(89,688)
Tesla, Inc.	157	04/21/23	USD	208.33	USD	3,257	(193,110)
Xtrackers Harvest CSI 300 China A-Shares Fund	851	04/21/23	USD	37.00	USD	2,509	(5,106)
Xtrackers Harvest CSI 300 China A-Shares Fund	566	04/21/23	USD	35.00	USD	1,669	(1,698)
Advanced Micro Devices, Inc.	171	05/19/23	USD	120.00	USD	1,676	(18,810)
Alphabet Inc., Class C	103	05/19/23	USD	110.00	USD	1,071	(30,230)
Alphabet Inc., Class C	207	05/19/23	USD	115.00	USD	2,153	(32,292)
Amazon.com, Inc.	103	05/19/23	USD	110.00	USD	1,064	(35,020)
Apple, Inc.	83	05/19/23	USD	175.00	USD	1,369	(18,550)
Bank of America Corp.	312	05/19/23	USD	31.00	USD	892	(15,132)
CF Industries Holdings, Inc.	145	05/19/23	USD	80.00	USD	1,051	(20,662)
Charles Schwab Corp.	420	05/19/23	USD	80.00	USD	2,200	(2,310)
Dexcom, Inc.	155	05/19/23	USD	130.00	USD	1,801	(39,912)
iShares iBoxx $ High Yield Corporate Bond ETF	697	05/19/23	USD	76.00	USD	5,266	(45,653)
Mercedes-Benz Group AG	229	05/19/23	EUR	82.00	EUR	1,624	(1,987)
Microsoft Corp.	52	05/19/23	USD	290.00	USD	1,499	(59,670)
Microsoft Corp.	103	05/19/23	USD	305.00	USD	2,969	(51,500)
Nestle SA	234	05/19/23	CHF	116.00	CHF	2,611	(9,591)
NVIDIA Corp.	62	05/19/23	USD	330.00	USD	1,722	(17,670)
Tesla, Inc.	305	05/19/23	USD	210.00	USD	6,328	(526,125)
Alphabet Inc., Class C	156	06/16/23	USD	125.00	USD	1,622	(16,146)
Charles Schwab Corp.	248	06/16/23	USD	75.00	USD	1,299	(5,208)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CVS Health Corp.	29	06/16/23	USD	95.00	USD	215	$(247)
Delta Air Lines, Inc.	310	06/16/23	USD	40.00	USD	1,083	(19,375)
Dexcom, Inc.	155	06/16/23	USD	130.00	USD	1,801	(58,900)
Hilton Worldwide Holdings, Inc.	52	06/16/23	USD	155.00	USD	733	(11,960)
Intuit, Inc.	42	06/16/23	USD	470.00	USD	1,872	(78,960)
salesforce.com, Inc.	60	06/16/23	USD	230.00	USD	1,199	(18,600)
United Parcel Service, Inc., Class B	63	06/16/23	USD	210.00	USD	1,222	(17,734)
Walt Disney Co.	156	06/16/23	USD	115.00	USD	1,562	(19,032)
Tesla, Inc.	83	08/18/23	USD	260.00	USD	1,722	(106,032)
SPDR S&P 500 ETF Trust	28	12/15/23	USD	420.00	USD	1,146	(71,512)

							(1,951,342)

Put
3-Month SOFR Future	213	04/14/23	USD	95.13	USD	51,381	(1,331)
3-Month SOFR Future	206	04/14/23	USD	94.50	USD	48,989	(1,288)
Apple, Inc.	88	04/21/23	USD	135.00	USD	1,451	(836)
Apple, Inc.	88	04/21/23	USD	140.00	USD	1,451	(1,276)
BNP Paribas SA.	50	04/21/23	EUR	60.00	EUR	275	(26,868)
Constellation Brands, Inc., Class A	90	04/21/23	USD	200.00	USD	2,033	(6,975)
Euro Stoxx 50	38	04/21/23	EUR	3,900.00	EUR	1,640	(2,864)
Intuit, Inc.	35	04/21/23	USD	360.00	USD	1,560	(1,838)
Invesco QQQ Trust, Series 1	396	04/21/23	USD	280.00	USD	12,709	(12,672)
iShares iBoxx $ High Yield Corporate Bond ETF	1,680	04/21/23	USD	69.00	USD	12,692	(11,760)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,116	04/21/23	USD	101.00	USD	12,232	(5,580)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,500	04/21/23	USD	100.00	USD	38,364	(14,000)
Lloyds Banking Group PLC	1,547	04/21/23	GBP	0.44	GBP	737	(21,946)
Lowe’s Cos., Inc.	35	04/21/23	USD	190.00	USD	700	(4,690)
Microsoft Corp.	56	04/21/23	USD	230.00	USD	1,614	(1,064)
PulteGroup, Inc.	103	04/21/23	USD	40.00	USD	600	(515)
SPDR S&P 500 ETF Trust	119	04/21/23	USD	372.00	USD	4,872	(5,772)
SPDR S&P 500 ETF Trust	111	04/21/23	USD	365.00	USD	4,544	(3,830)
SPDR S&P Regional Banking ETF	374	04/21/23	USD	40.00	USD	1,640	(27,676)
Union Pacific Corp.	35	04/21/23	USD	195.00	USD	704	(8,925)
Invesco QQQ Trust, Series 1	71	04/28/23	USD	280.00	USD	2,279	(4,047)
Advanced Micro Devices, Inc.	171	05/19/23	USD	85.00	USD	1,676	(39,501)
Alphabet Inc., Class C	36	05/19/23	USD	85.00	USD	374	(2,412)
Amazon.com, Inc.	36	05/19/23	USD	85.00	USD	372	(3,582)
Apple, Inc.	28	05/19/23	USD	140.00	USD	462	(2,562)
Apple, Inc.	104	05/19/23	USD	145.00	USD	1,715	(14,040)
Delta Air Lines, Inc.	244	05/19/23	USD	27.00	USD	852	(4,392)
Euro Stoxx Banks	147	05/19/23	EUR	90.00	EUR	749	(11,757)
iShares iBoxx $ High Yield Corporate Bond ETF	697	05/19/23	USD	68.00	USD	5,266	(7,667)
iShares Russell 2000 ETF	260	05/19/23	USD	160.00	USD	4,638	(31,590)
iShares Russell 2000 ETF	130	05/19/23	USD	152.00	USD	2,319	(8,190)
Microsoft Corp.	18	05/19/23	USD	240.00	USD	519	(2,358)
Nice Ltd.	36	05/19/23	USD	175.00	USD	824	(17,280)
Nike, Inc., Class B	65	05/19/23	USD	105.00	USD	797	(4,030)
NVIDIA Corp.	62	05/19/23	USD	220.00	USD	1,722	(15,717)
Tesla, Inc.	207	05/19/23	USD	120.00	USD	4,294	(13,145)
United Airlines Holdings, Inc.	122	05/19/23	USD	38.00	USD	540	(10,187)
Alphabet Inc., Class C	156	06/16/23	USD	90.00	USD	1,622	(26,364)
Charles Schwab Corp.	124	06/16/23	USD	40.00	USD	650	(15,066)
Delta Air Lines, Inc.	310	06/16/23	USD	27.00	USD	1,083	(10,230)
Health Care Select Sector SPDR Fund	75	06/16/23	USD	120.00	USD	971	(7,650)
salesforce.com, Inc.	60	06/16/23	USD	160.00	USD	1,199	(11,520)
Uber Technologies, Inc.	264	06/16/23	USD	30.00	USD	837	(47,784)
Walt Disney Co.	156	06/16/23	USD	80.00	USD	1,562	(12,168)
Waste Management, Inc.	75	06/16/23	USD	150.00	USD	1,224	(12,563)
Kroger Co.	147	07/21/23	USD	40.00	USD	726	(4,925)

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Tesla, Inc.	44	08/18/23	USD	135.00	USD	913	$(21,340)
3-Month SOFR Future	281	03/15/24	USD	94.75	USD	67,535	(119,425)

							(643,198)

							$(2,594,540)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ING Groep NV.	Goldman Sachs International	70,400	05/19/23	EUR	12.50	EUR	769	$(3,558)
USD Currency	JPMorgan Chase Bank N.A.	—	06/14/23	TWD	30.58	TWD	2,219	(21,431)
USD Currency	Goldman Sachs International	—	06/19/23	CNH	6.88	CNH	2,202	(19,285)

								(44,274)

Put
ING Groep NV.	Goldman Sachs International	70,400	05/19/23	EUR	9.00	EUR	771	(12,300)
USD Currency	Goldman Sachs International	—	06/14/23	BRL	5.24	BRL	2,152	(92,632)
USD Currency	Morgan Stanley & Co. International PLC	—	06/14/23	COP	4,815.00	COP	2,147	(92,619)
EUR Currency	UBS AG	—	06/19/23	USD	1.08	USD	2,020	(22,537)
GBP Currency	JPMorgan Chase Bank N.A.	—	06/19/23	USD	1.22	USD	1,790	(26,003)
USD Currency	Bank of America N.A.	—	06/19/23	HUF	362.05	HUF	2,127	(80,537)
USD Currency	Citibank N.A.	—	06/19/23	MXN	18.67	MXN	2,149	(77,417)
TOPIX Banks Index	BNP Paribas SA	356,336	07/14/23	JPY	175.10	JPY	66,991	(20,740)
TOPIX Banks Index	Goldman Sachs International	593,656	07/14/23	JPY	181.37	JPY	111,607	(46,813)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	237,795	07/14/23	JPY	182.08	JPY	44,705	(19,361)

								(490,959)

								$(535,233)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 07/12/33	2.67%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	UBS AG	07/10/23	2.67%	USD	20,000	$(143,513)
2-Year Interest Rate Swap, 09/08/27	2.95%	Annual	1-Day SOFR, 4.80%	Annual	Goldman Sachs International	09/05/23	2.95	USD	27,149	(249,858)

										(393,371)

Put
10-Year Interest Rate Swap, 07/12/33	1-Day SOFR, 4.80%	Quarterly	3.67%	Semi-Annual	UBS AG	07/10/23	3.67	USD	20,000	(123,280)
5-Year Interest Rate Swap, 08/09/28	1-Day SOFR, 4.80%	Quarterly	3.90%	Semi-Annual	Deutsche Bank AG	08/07/23	3.90	USD	70,000	(309,761)
5-Year Interest Rate Swap, 08/16/28	1-Day SOFR, 4.80%	Quarterly	4.00%	Semi-Annual	Morgan Stanley & Co. International PLC	08/14/23	4.00	USD	35,000	(132,174)
5-Year Interest Rate Swap, 08/19/28	1-Day SOFR, 4.80%	Quarterly	4.10%	Semi-Annual	Bank of America N.A.	08/17/23	4.10	USD	35,000	(109,775)
2-Year Interest Rate Swap, 09/07/23	1-Day SOFR, 4.80%	Quarterly	3.85%	Semi-Annual	Goldman Sachs International	09/05/23	3.85	USD	13,575	(30,972)
2-Year Interest Rate Swap, 09/23/25	1-Day SOFR, 4.80%	Quarterly	4.73%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	4.73	USD	34,007	(50,473)
2-Year Interest Rate Swap, 09/24/25	1-Day SOFR, 4.80%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	4.50	USD	17,056	(38,491)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 4.80%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93%	USD	11,856	$(74,630)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 4.80%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	17,016	(152,794)

										(1,022,350)

										$(1,415,721)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD	10,629	$(143,157)	$(287,861)	$144,704
iTraxx.XO.38.V1	5.00	Quarterly	12/20/27	EUR	842	(34,134)	(13,336)	(20,798)

						$(177,291)	$(301,197)	$123,906

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.80%	Monthly	4.50%	Monthly	N/A		03/09/24	USD	85,272	$(213,967)	$261	$(214,228)
28-Day MXIBTIIE, 11.52%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	46,651	(20,590)	10	(20,600)
28-Day MXIBTIIE, 11.52%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	23,326	(10,068)	5	(10,073)
28-Day MXIBTIIE, 11.52%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	23,326	(9,728)	5	(9,733)
28-Day MXIBTIIE, 11.52%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	510,185	(130,737)	112	(130,849)
1-Day SOFR, 4.80%	Annual	4.03%	Annual	N/A		03/10/25	USD	86,623	(169,183)	372	(169,555)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	4,700	51,499	21	51,478
2.60%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/26/32	USD	2,250	116,729	33	116,696
1-Day SOFR, 4.80%	Annual	3.20%	Annual	N/A		11/28/32	USD	10,016	(38,755)	156	(38,911)

									$(424,800)	$975	$(425,775)

(a) Forward Swap.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.05%	Monthly	12.78%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	136,435	$328,006	$—	$328,006
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,068	25,915	—	25,915
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,065	26,610	—	26,610
1-Day BZDIOVER, 0.05%	Monthly	13.22%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	3,716	14,535	—	14,535

									$395,066	$—	$395,066

17

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency		Effective Date		Notional Amount (000)
1-Day SOFR minus 1.90%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	04/10/23	USD	31,476	$521,620	$—	$521,620
1-Day SOFR minus 1.90%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	04/17/23	USD	6,621	190,945	—	190,945
1-Day SOFR minus 1.90%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	04/17/23	USD	3,521	100,514	—	100,514
1-Day SOFR minus 1.40%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Barclays Bank PLC	N/A	04/27/23	USD	887	25,484	—	25,484
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	1-Day SOFR minus 2.50%, 4.80%	Quarterly	Goldman Sachs International	N/A	06/16/23	USD	2,330	(53,201)	—	(53,201)
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	1-Day SOFR minus 2.50%, 4.80%	Quarterly	Goldman Sachs International	N/A	06/16/23	USD	1,165	(26,600)	—	(26,600)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.50%, 4.80%	Monthly	Goldman Sachs International	N/A	06/16/23	USD	1,831	(52,817)	104	(52,921)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.20%, 4.80%	Monthly	BNP Paribas SA	N/A	06/16/23	USD	1,847	(42,839)	—	(42,839)
1-Day SOFR minus 1.75%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/16/23	USD	2,311	55,623	—	55,623
1-Day SOFR minus 1.75%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/21/23	USD	1,156	27,569	—	27,569

									$746,298	$104	$746,194

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,327,024	$—	$62,327,024
Common Stocks
Canada	3,942,653	—	—	3,942,653
Cayman Islands	—	—	414,612	414,612
China	—	6,986,336	—	6,986,336
Finland	—	18,976,621	—	18,976,621
France	2,598,200	103,037,181	—	105,635,381
Germany	822,575	57,500,803	—	58,323,378
Hong Kong	—	3,995,682	—	3,995,682
Italy	—	4,807,123	—	4,807,123
Japan	—	20,852,753	—	20,852,753
Netherlands	—	36,466,038	—	36,466,038
Norway	682,320	—	—	682,320
South Korea	—	22,354,801	—	22,354,801
Spain	—	6,286,574	—	6,286,574
Sweden	—	2,497,793	—	2,497,793
Switzerland	6,306,479	18,388,919	—	24,695,398
Taiwan	10,682,789	—	—	10,682,789
United Kingdom	10,150,519	27,483,719	—	37,634,238
United States	643,102,003	490,238	19,530	643,611,771
Corporate Bonds	—	402,520,007	24,007,083	426,527,090
Floating Rate Loan Interests	—	5,161,878	27,572,614	32,734,492
Foreign Agency Obligations	—	10,398,371	—	10,398,371
Investment Companies	41,032,936	—	—	41,032,936
Municipal Bonds	—	2,189,301	—	2,189,301
Non-Agency Mortgage-Backed Securities	—	37,188,400	2,591,400	39,779,800
Preferred Securities
Preferred Stocks	—	—	23,425,143	23,425,143
U.S. Government Sponsored Agency Securities	—	158,980,406	—	158,980,406
Warrants	—	—	1,006,902	1,006,902
Short-Term Securities
Certificates of Deposit	—	2,683,942	—	2,683,942
Commercial Paper	—	11,662,224	—	11,662,224
Money Market Funds	93,308,621	—	—	93,308,621
Options Purchased
Equity Contracts	5,547,830	37,954	—	5,585,784
Interest Rate Contracts	260,669	490,503	—	751,172
Other Contracts	—	—	26,196	26,196
Unfunded Floating Rate Loan Interests(a)	—	—	4,039	4,039
Liabilities
Investments
TBA Sale Commitments	—	(23,778,665)	—	(23,778,665)
Unfunded Floating Rate Loan Interests(a)	—	—	(3,243)	(3,243)

	$818,437,594	$999,985,926	$79,064,276	1,897,487,796

Investments Valued at NAV(b)				5,324,418

				$1,902,812,214

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$144,704	$—	$144,704
Equity Contracts	8,545,773	1,246,637	—	9,792,410
Foreign Currency Exchange Contracts	—	1,019,999	—	1,019,999
Interest Rate Contracts	1,571,317	563,240	—	2,134,557
Liabilities
Credit Contracts	—	(20,798)	—	(20,798)
Equity Contracts	(2,658,961)	(280,208)	—	(2,939,169)

19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Foreign Currency Exchange Contracts	$—	$(7,485,402)	$—	$(7,485,402)
Interest Rate Contracts	(5,509,936)	(2,331,858)	—	(7,841,794)

	$1,948,193	$(7,143,686)	$—	$(5,195,493)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased	Preferred Stocks
Assets/Liabilities
Opening balance, as of December 31, 2022	$343,613	$8,327,854	$9,087,060	$36,182,630	$1,236,659	$—	$16,001,110
Transfers into Level 3	—	—	—	2,601,706	2,283,472	—	—
Transfers out of Level 3	(343,613)	—	—	—	(1,236,659)	—	—
Other(a)	—	(7,767,069)	10,387,481	(10,387,481)	—	—	7,767,069
Accrued discounts/premiums	—	—	22,809	17,313	—	—	—
Net realized gain (loss)	—	—	—	(107,817)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	—	(126,643)	(166,967)	(41,163)	307,928	(123,794)	(655,922)
Purchases	—	—	4,676,700	—	—	149,990	312,886
Sales	—	—	—	(692,574)	—	—	—

Closing balance, as of March 31, 2023	$—	$434,142	$24,007,083	$27,572,614	$2,591,400	$26,196	$23,425,143

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$—	$(126,643)	$(166,967)	$(40,311)	$307,928	$(123,794)	$(655,922)

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2022	$(2,950)	$1,079,629	$72,255,605
Transfers into Level 3	—	—	4,885,178
Transfers out of Level 3	—	—	(1,580,272)
Other(a)	—	—	—
Accrued discounts/premiums	—	—	40,122
Net realized gain (loss)	—	—	(107,817)
Net change in unrealized appreciation (depreciation)(b)	3,746	(72,727)	(875,542)
Purchases	—	—	5,139,576
Sales	—	—	(692,574)

Closing balance, as of March 31, 2023	$796	$1,006,902	$79,064,276

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$3,746	$(72,727)	$(874,690)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Floating Rate Loan Interests and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

unadjusted third-party pricing information in the amount of $14,339,772. Asignificant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$434,142	Market	Gross Profit Multiple Volatility Time to Exit	18.50x 52% 1.2 years	— — —

Corporate Bonds	21,271,974	Income	Discount Rate	9% - 35%	18%

Floating Rate Loan Interests	18,847,304	Income	Discount Rate Credit Spread	10% - 12% 453 - 819	10% 612

Preferred Stocks	23,164,183	Market	Revenue Multiple Time to Exit Volatility EBITDA Multiple Gross Profit Multiple	2.60x - 26.05x 2.0 - 3.0 years 46% - 90% 15.00x 5.76x	16.35x 2.7 years 80% — —

Warrants	1,006,901	Market	Revenue Multiple Volatility Time to Exit	9.25x - 26.05x 49% - 65% 0.3 - 4.5 years	13.57x 62% 4.4 years

	$64,724,504

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	ZAR	South African Rand

BRL	Brazilian Real

CAD	Canadian Dollar	Portfolio Abbreviation

CHF	Swiss Franc

CNH	Chinese Yuan	ADR	American Depositary Receipt

COP	Colombian Peso	BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

DKK	Danish Krone	CLO	Collateralized Loan Obligation

EUR	Euro	CMT	Constant Maturity Treasury

GBP	British Pound	CR	Custodian Receipt

HKD	Hong Kong Dollar	DAC	Designated Activity Company

HUF	Hungarian Forint	ETF	Exchange-Traded Fund

JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate

KRW	South Korean Won	FREMF	Freddie Mac Multifamily Securities

MXN	Mexican Peso	GO	General Obligation Bonds

SEK	Swedish Krona	LIBOR	London Interbank Offered Rate

TWD	New Taiwan Dollar	MSCI	Morgan Stanley Capital International

USD	United States Dollar	MXIBTIIE	Mexico Interbank TIIE 28-Day

		PIK	Payment-in-Kind

21

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock ESG Capital Allocation Trust (ECAT)

Portfolio Abbreviation (continued)

RB	Revenue Bond

S&P	Standard & Poor’s

SAN	State Aid Notes

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	22